MEG Energy Corp. Acquisition - Additional information (Details) $ / shares in Units, shares in Millions, share in Millions, $ in Millions		12 Months Ended
	Nov. 13, 2025 CAD ($) share $ / shares shares	Dec. 31, 2025 CAD ($)
Disclosure of detailed information about business combination [line items]
Gross contractual amounts receivable for acquired receivables		$ 571
MEG Energy Corp
Disclosure of detailed information about business combination [line items]
Total Purchase Consideration	$ 7,140
Cash	$ 3,441
Number of instruments or interests issued or issuable | share	143.9
Stock-Based Compensation	$ 32
Number of instruments acquired (in shares) | shares	25.0
Number of instruments acquired, value	$ 775
Consideration transferred, acquisition-date fair value per share | $ / shares	$ 25.48
Fair Value of Pre-Existing Ownership Interest in MEG	$ (775)
Carrying value of investment in subsidiary or other business recognised as of acquisition date	752
Non-cash revaluation loss, before tax	$ 23
Acquisition-related transaction costs		72
Revenue of acquiree since acquisition date		623
Profit (loss) of acquiree since acquisition date		29
Revenue of combined entity as if combination occurred at beginning of period		53,400
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 6,000